Income Taxes - Narrative (Details) - USD ($)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Reconciliation [Line Items]
Statutory rate of income taxes		35.00%	35.00%	35.00%
Decrease in net deferred tax liability resulting from the changes in the Tax Cuts and Jobs Act of 2017		$ 24,000,000	$ 0	$ 0
Cash payments for income taxes		217,000,000	236,000,000	$ 100,000,000
Charge for valuation allowance
Income Tax Reconciliation [Line Items]
Charge for valuation allowance against deferred tax assets		0	$ 0
Tax Cuts and Jobs Act of 2017
Income Tax Reconciliation [Line Items]
Decrease in net deferred tax liability resulting from the changes in the Tax Cuts and Jobs Act of 2017		$ 24,000,000
Tax Cuts and Jobs Act of 2017 | Subsequent Event [Member]
Income Tax Reconciliation [Line Items]
Statutory rate of income taxes	21.00%